Investment Objectives and Goals	Mar. 31, 2025
MML Equity Index Fund | MML Equity Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Equity Index Fund
Objective, Primary [Text Block]
The following information will replace the information for the Fund found in the section titled Investment Objective (on page 13 of the Prospectus):
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index.

MML Mid Cap Growth Fund | MML Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Mid Cap Growth Fund
MML Fundamental Equity Fund | MML Fundamental Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Fundamental Equity Fund
Objective, Primary [Text Block]	The following information will replace the information for the Fund found in the section titled Investment Objective (on page 26 of the Prospectus): This Fund seeks capital appreciation.
MML Global Fund | MML Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Global Fund